Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Unit Basic And Diluted [Line Items]
Net income	$ 16,915	$ 11,578	$ 28,344	$ 22,241
Less: Series A Preferred unitholders' interest in net income	1,009		1,653
Net income attributable to the unitholders of KNOT Offshore Partners LP	15,906	11,578	26,691	22,241
Less: Distributions	16,379	15,027	32,758	30,122
Under (over) distributed earnings	(473)	(3,449)	(6,067)	(7,881)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	15,613	11,345	26,198	21,740
Under (over) distributed earnings to general partners	$ 294	$ 233	$ 493	$ 501
Earnings per unit (diluted):
Cash distributions declared and paid in the period per unit	$ 0.520	$ 0.520	$ 1.040	$ 1.040
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.520	$ 0.520	$ 0.520	$ 0.520
Common Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income			$ 26,198	$ 16,688
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	$ (464)	$ (3,380)	$ (5,955)	$ (7,722)
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic	29,694	22,581	29,570	20,604
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted	31,798	22,581	31,296	20,604
Earnings per unit (basic)
Earnings per unit, basic	$ 0.526	$ 0.502	$ 0.886	$ 0.810
Earnings per unit (diluted):
Earnings per unit, diluted	$ 0.522	$ 0.502	$ 0.886	$ 0.810
Subordinated Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income				$ 5,052
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic		4,613		6,590
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted		4,613		6,590
Earnings per unit (basic)
Earnings per unit, basic				$ 0.767
Earnings per unit (diluted):
Earnings per unit, diluted				$ 0.767
General Partner Unit [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income			$ 493	$ 501
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to general partners	$ (9)	$ (69)	$ (112)	$ (159)
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic	559	559	559	559
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted	559	559	559	559
Earnings per unit (basic)
Earnings per unit, basic	$ 0.526	$ 0.417	$ 0.882	$ 0.897
Earnings per unit (diluted):
Earnings per unit, diluted	$ 0.526	$ 0.417	$ 0.882	$ 0.897